Schedule of Investments (unaudited)	iShares® Evolved U.S. Discretionary Spending ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	485	$15,821

Airlines — 0.2%
Alaska Air Group Inc.(a)	234	12,728
JetBlue Airways Corp.(a)	621	6,837
Southwest Airlines Co.(a)	292	13,642
		33,207
Apparel — 6.7%
Capri Holdings Ltd.(a)	592	28,238
Carter’s Inc.	315	26,536
Columbia Sportswear Co.	162	13,310
Crocs Inc.(a)	306	20,328
Deckers Outdoor Corp.(a)	145	38,534
Hanesbrands Inc.	1,656	21,958
Kontoor Brands Inc.	195	7,747
Levi Strauss & Co., Class A	296	5,361
Nike Inc., Class B	5,849	729,370
Oxford Industries Inc.	108	9,677
PVH Corp.	383	27,875
Ralph Lauren Corp.	271	28,276
Skechers U.S.A. Inc., Class A(a)	756	28,955
Steven Madden Ltd.	502	20,612
Tapestry Inc.	1,665	54,812
Under Armour Inc., Class A(a)	909	13,962
Under Armour Inc., Class C, NVS(a)	927	13,154
Urban Outfitters Inc.(a)	450	10,710
VF Corp.	2,305	119,860
Wolverine World Wide Inc.	279	5,530
		1,224,805
Beverages — 0.2%
Constellation Brands Inc., Class A	175	43,066

Building Materials — 0.1%
American Woodmark Corp.(a)	36	1,686
Masco Corp.	368	19,390
		21,076
Chemicals — 0.1%
Valvoline Inc.	378	11,427

Commercial Services — 1.5%
Avis Budget Group Inc.(a)	91	24,358
Block Inc.(a)	564	56,141
Bright Horizons Family Solutions Inc.(a)	45	5,141
Cintas Corp.	162	64,356
Euronet Worldwide Inc.(a)	90	10,948
Grand Canyon Education Inc.(a)	81	7,774
H&R Block Inc.	504	13,139
ManpowerGroup Inc.	135	12,177
Monro Inc.	153	6,997
PayPal Holdings Inc.(a)	284	24,972
PROG Holdings Inc.(a)	301	7,967
Rent-A-Center Inc./TX	260	6,271
Rollins Inc.	405	13,584
Terminix Global Holdings Inc.(a)	306	14,042
WW International Inc.(a)(b)	81	793
		268,660
Computers — 1.0%
Apple Inc.	1,153	181,770

Security	Shares	Value

Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	94	$7,243
Coty Inc., Class A(a)	359	2,912
Estee Lauder Companies Inc. (The), Class A	804	212,304
Inter Parfums Inc.	70	5,721
Procter & Gamble Co. (The)	3,219	516,810
		744,990
Distribution & Wholesale — 0.9%
Fastenal Co.	840	46,460
G-III Apparel Group Ltd.(a)	261	6,911
Leslie’s Inc.(a)	370	7,252
LKQ Corp.	245	12,159
Pool Corp.	85	34,444
SiteOne Landscape Supply Inc.(a)	81	11,424
WW Grainger Inc.	108	54,003
		172,653
Diversified Financial Services — 0.8%
LendingTree Inc.(a)	9	715
Mastercard Inc., Class A	183	66,498
Visa Inc., Class A	337	71,825
		139,038
Entertainment — 1.2%
AMC Entertainment Holdings Inc., Class A(a)	1,675	25,627
Caesars Entertainment Inc.(a)	590	39,105
Churchill Downs Inc.	89	18,062
Cinemark Holdings Inc.(a)	288	4,568
DraftKings Inc., Class A(a)	535	7,319
Live Nation Entertainment Inc.(a)	405	42,476
Madison Square Garden Sports Corp.(a)	45	7,295
Marriott Vacations Worldwide Corp.	80	11,946
Penn National Gaming Inc.(a)	300	10,971
Red Rock Resorts Inc., Class A	261	11,474
Scientific Games Corp./DE, Class A(a)	99	5,550
Six Flags Entertainment Corp.(a)	153	5,855
Vail Resorts Inc.	117	29,737
		219,985
Food — 1.9%
Beyond Meat Inc.(a)(b)	75	2,766
Flowers Foods Inc.	405	10,741
Grocery Outlet Holding Corp.(a)(b)	506	17,037
Kroger Co. (The)	3,979	214,707
Performance Food Group Co.(a)(b)	346	17,040
Sprouts Farmers Market Inc.(a)	567	16,897
Sysco Corp.	629	53,767
U.S. Foods Holding Corp.(a)	486	18,283
		351,238
Food Service — 0.1%
Aramark	720	26,100

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	135	3,024

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	180	4,714
Toll Brothers Inc.	234	10,851
		15,565
Home Furnishings — 0.1%
Sleep Number Corp.(a)	106	4,300
Tempur Sealy International Inc.	612	16,591
		20,891

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)(b)	46	$9,868
Kimberly-Clark Corp.	234	32,486
		42,354
Housewares — 0.2%
Newell Brands Inc.	853	19,747
Scotts Miracle-Gro Co. (The)	72	7,483
Tupperware Brands Corp.(a)	99	1,740
		28,970
Internet — 20.2%
Airbnb Inc., Class A(a)	962	147,388
Amazon.com Inc.(a)	1,152	2,863,446
Booking Holdings Inc.(a)	96	212,190
Cars.com Inc.(a)	135	1,501
Chewy Inc., Class A(a)(b)	204	5,928
DoorDash Inc., Class A(a)	695	56,594
eBay Inc.	1,108	57,527
Etsy Inc.(a)	261	24,322
Expedia Group Inc.(a)	334	58,366
Groupon Inc.(a)	54	1,053
Just Eat Takeaway.com NV SP ADR(a)(b)	664	3,586
Lyft Inc., Class A(a)	443	14,442
Match Group Inc.(a)	85	6,728
MercadoLibre Inc.(a)	109	106,126
Overstock.com Inc.(a)	112	3,759
Pinterest Inc., Class A(a)	1,329	27,271
Stitch Fix Inc., Class A(a)	124	1,178
Uber Technologies Inc.(a)	2,058	64,786
Wayfair Inc., Class A(a)(b)	370	28,468
		3,684,659
Leisure Time — 0.8%
Carnival Corp.(a)	2,353	40,707
Norwegian Cruise Line Holdings Ltd.(a)	821	16,445
Peloton Interactive Inc., Class A(a)	654	11,484
Planet Fitness Inc., Class A(a)	468	37,454
Polaris Inc.	63	5,981
Royal Caribbean Cruises Ltd.(a)	352	27,361
YETI Holdings Inc.(a)	220	10,751
		150,183
Lodging — 2.6%
Boyd Gaming Corp.	187	11,328
Choice Hotels International Inc.	144	20,226
Hilton Grand Vacations Inc.(a)(b)	189	8,851
Hilton Worldwide Holdings Inc.(a)	997	154,824
Hyatt Hotels Corp., Class A(a)	144	13,674
Las Vegas Sands Corp.(a)	1,178	41,737
Marriott International Inc./MD, Class A(a)	643	114,145
MGM Resorts International	996	40,876
Travel + Leisure Co.	369	20,472
Wyndham Hotels & Resorts Inc.	431	37,911
Wynn Resorts Ltd.(a)	225	15,858
		479,902
Oil & Gas — 0.7%
ConocoPhillips	1,417	135,352

Pharmaceuticals — 0.0%
Herbalife Nutrition Ltd.(a)	214	5,688

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	84	1,971

Security	Shares	Value

Real Estate Investment Trusts — 0.3%
Apple Hospitality REIT Inc.	378	$6,687
Host Hotels & Resorts Inc.	1,197	24,359
Macerich Co. (The)	203	2,548
Park Hotels & Resorts Inc.	270	5,322
Ruth’s Hospitality Group Inc.	162	3,397
Ryman Hospitality Properties Inc.(a)	72	6,730
		49,043
Retail — 54.7%
Abercrombie & Fitch Co., Class A(a)(b)	467	16,149
Academy Sports & Outdoors Inc.	393	14,682
Advance Auto Parts Inc.	324	64,680
American Eagle Outfitters Inc.	1,053	15,911
AutoNation Inc.(a)(b)	189	21,907
AutoZone Inc.(a)	99	193,592
Bath & Body Works Inc.	1,412	74,681
Bed Bath & Beyond Inc.(a)	771	10,493
Best Buy Co. Inc.	955	85,883
Big Lots Inc.	279	8,621
BJ’s Restaurants Inc.(a)	81	2,251
BJ’s Wholesale Club Holdings Inc.(a)	631	40,605
Bloomin’ Brands Inc.	432	9,500
Boot Barn Holdings Inc.(a)	195	17,562
Brinker International Inc.(a)	237	8,610
Buckle Inc. (The)	171	5,311
Burlington Stores Inc.(a)	408	83,052
CarMax Inc.(a)	543	46,579
Carvana Co., Class A(a)	236	13,679
Casey’s General Stores Inc.	189	38,046
Cheesecake Factory Inc. (The)(a)	189	6,976
Chipotle Mexican Grill Inc.(a)	104	151,383
Costco Wholesale Corp.	2,376	1,263,367
Cracker Barrel Old Country Store Inc.	126	13,985
Darden Restaurants Inc.	603	79,433
Dave & Buster’s Entertainment Inc.(a)	190	8,645
Dick’s Sporting Goods Inc.	388	37,411
Dollar General Corp.	1,404	333,492
Dollar Tree Inc.(a)	1,369	222,394
Domino’s Pizza Inc.	187	63,206
FirstCash Holdings Inc.	171	13,642
Five Below Inc.(a)	351	55,142
Floor & Decor Holdings Inc., Class A(a)	492	39,222
Foot Locker Inc.	576	16,883
Freshpet Inc.(a)	89	8,308
GameStop Corp., Class A(a)(b)	274	34,269
Gap Inc. (The)	1,881	23,362
Genuine Parts Co.	279	36,284
Home Depot Inc. (The)	4,715	1,416,386
Jack in the Box Inc.	101	8,359
Kohl’s Corp.	1,027	59,443
La-Z-Boy Inc.	162	4,257
Lithia Motors Inc.	63	17,837
Lowe’s Companies Inc.	2,925	578,360
Lululemon Athletica Inc.(a)	751	266,327
Macy’s Inc.	1,363	32,944
McDonald’s Corp.	2,335	581,789
MSC Industrial Direct Co. Inc., Class A	90	7,457
Murphy USA Inc.	108	25,229
National Vision Holdings Inc.(a)	225	8,471
Nordstrom Inc.	703	18,067
Ollie’s Bargain Outlet Holdings Inc.(a)	367	17,634

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
O’Reilly Automotive Inc.(a)	359	$217,751
Papa John’s International Inc.	106	9,651
PriceSmart Inc.	126	10,011
Qurate Retail Inc. Series A(a)	476	2,004
RH(a)	101	33,948
Ross Stores Inc.	2,119	211,413
Sally Beauty Holdings Inc.(a)	729	11,022
Shake Shack Inc., Class A(a)(b)	108	6,246
Signet Jewelers Ltd.	323	22,675
Starbucks Corp.	3,315	247,432
Target Corp.	3,010	688,236
Texas Roadhouse Inc.	324	26,675
TJX Companies Inc. (The)	6,581	403,284
Tractor Supply Co.	620	124,899
Ulta Beauty, Inc.(a)	345	136,896
Victoria’s Secret & Co.(a)(b)	471	22,194
Walgreens Boots Alliance Inc.	2,202	93,365
Walmart Inc.	7,906	1,209,539
Wendy’s Co. (The)	765	15,116
Williams-Sonoma Inc.	410	53,497
Wingstop Inc.	108	9,910
Yum China Holdings Inc.	1,543	64,497
Yum! Brands Inc.	1,331	155,740
		9,997,759
Software — 0.1%
Intuit Inc.	45	18,844
Take-Two Interactive Software Inc.(a)	43	5,139
		23,983
Textiles — 0.0%
UniFirst Corp./MA	36	6,203

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	216	19,021

Security	Shares	Value

Toys, Games & Hobbies (continued)
Mattel Inc.(a)	682	$16,579
		35,600
Transportation — 0.4%
FedEx Corp.	378	75,124

Total Common Stocks — 99.5%
(Cost: $18,071,676)		18,210,107

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	203,998	203,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	65,000	65,000
		268,998
Total Short-Term Investments — 1.5%
(Cost: $268,924)		268,998

Total Investments in Securities — 101.0%
(Cost: $18,340,600)		18,479,105

Other Assets, Less Liabilities — (1.0)%		(187,430)

Net Assets — 100.0%		$18,291,675

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$168,573	$35,544	(a)	$—		$(190)	$71	$203,998	203,998	$651	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	205,000	—		(140,000	)(a)	—	—	65,000	65,000	51		—
						$(190)	$71	$268,998		$702		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
April 30, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,210,107	$—	$—	$18,210,107
Money Market Funds	268,998	—	—	268,998
	$18,479,105	$—	$—	$18,479,105

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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